CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Cash flows from operating activities:
Net income (loss)	$ 36,596	$ (47,268)	$ (157,806)
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization (including amortization of deferred financing fees)	199,652	222,764	232,604
Stock-based compensation expense	19,989	12,171	20,187
Non-cash impairment charges	373	32,390	24,473
Deferred taxes	(12,578)	43,225	(118,893)
(Gain) loss on disposal of property and equipment	4,843	(572)	(750)
Increase (decrease) in other long-term liabilities	(30,532)	(10,382)	24,985
Pension reclassification (see Note 8)	7,317
Changes in operating assets and liabilities, net	(169,752)	67,628	92,591
Net cash flows provided by operating activities	55,908	319,956	117,391
Cash flows from investing activities:
Purchases of property and equipment	(143,257)	(134,981)	(165,835)
Net (increase) decrease in other noncurrent assets	(5,712)	6,482	(5,745)
Other investing activities, net	(3,000)		(4,100)
Net cash flows used in investing activities	(151,969)	(128,499)	(175,680)
Cash flows from financing activities:
Net proceeds from issuance of Preferred Membership interests			380,623
Net proceeds from Microsoft Commercial Agreement financing arrangement	57,161	84,675	48,706
Proceeds from credit facility	349,400	734,000	1,639,600
Payments on credit facility	(349,400)	(811,000)	(1,886,800)
Proceeds from exercise of common stock options	1,282	1,031	3,400
Purchase of treasury stock	(10,607)	(5,254)	(5,573)
Excess tax benefit from stock-based compensation	1,865	560	439
Cash dividends paid to shareholders	(16,026)	(15,768)	(15,767)
Payment of Junior Seller Note	(127,250)
Acquisition of Preferred Membership Interests	(76,175)
Net cash flows provided by (used in) financing activities	(169,750)	(11,756)	164,628
Net increase (decrease) in cash and cash equivalents	(265,811)	179,701	106,339
Cash and cash equivalents at beginning of year	340,171	160,470	54,131
Cash and cash equivalents at end of year	74,360	340,171	160,470
Changes in operating assets and liabilities, net:
Receivables, net	45,405	5,388	20,578
Merchandise inventories	(58,529)	176,134	151,072
Textbook rental inventories	(4,734)	3,410	(19,956)
Prepaid expenses and other current assets	1,249	(3,697)	12,871
Accounts payable and accrued liabilities	(153,143)	(113,607)	(71,974)
Changes in operating assets and liabilities, net	(169,752)	67,628	92,591
Supplemental cash flow information:
Interest paid	16,548	20,115	24,925
Income taxes (net of refunds)	95,584	3,471	3,822
Non-cash financing activity:
Accrued dividend on redeemable preferred shares	3,941	$ 4,202	$ 3,942
Acquisition of Preferred Membership Interests for 2,737,290 shares of common stock of Barnes & Noble	$ 76,175